Additional disclosures in respect of guaranteed securities - Narrative (Details) - GBP (£) £ in Millions		6 Months Ended
	Oct. 29, 2007	Sep. 30, 2023
National Grid plc and Niagara Mohawk Power Corporation combined
Disclosure of information about consolidated structured entities [line items]
Proceeds from issuing shares		£ 23
National Grid Gas Plc
Disclosure of information about consolidated structured entities [line items]
Preferred shares issuance rate	3.60%
British Transco Finance Inc.
Disclosure of information about consolidated structured entities [line items]
Preferred shares issuance rate	3.90%